INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Net income before taxes	$ 12,224	$ 17,474	$ 13,026
Statutory tax expenses	3,239	4,631	$ 3,256
Effect of Approved Enterprise status	(7,807)	(8,639)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	$ 1,377	776	$ 218
Different tax rates of deferred taxes		1,839	$ (1,344)
Deferred taxes on carryforward tax losses for which valuation allowance was provided		(39)
Effect of foreign operations taxed at various rates	$ (530)	$ (31)	$ 96
Adjustments for previous years tax			$ 261
Change in valuation allowance		$ 42
Other	$ 220	243	$ 24
Total reconciling items	(6,740)	(5,809)	(745)
Actual tax expense (benefit)	$ (3,501)	$ (1,178)	$ 2,511